EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, Russell 2000® 1.5x Strategy Fund, and Russell 2000® 2x Strategy Fund in interactive data format.

Exhibit Index

Exhibit Number                                Description

EX-101.INS                                        XBRL Instance Document

EX-101.SCH                                      XBRL Taxonomy Extension Schema Document

EX-101.CAL                                      XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                       XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                       XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                        XBRL Taxomony Extension Presentation Linkbase